Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of Finance and Operating Lease Assets and Lease Liabilities
Finance and operating lease assets and lease liabilities are as follows:

Lease Classification	Classification	Three months ended March 31, 2024	Year-ended December 31, 2023
Assets
Current
Operating	Current assets	$—	$—
Finance	Current assets	1	1
Long-term
Operating	Long-term assets	2,200	2,262
Finance	Long-term assets	37	43

Total right-of-use assets		$2,238	$2,306

Liabilities
Current
Operating	Short-term lease liability	$219	$222
Finance	Short-term lease liability	6	6
Noncurrent
Operating	Long-term lease liability	2,057	2,111
Finance	Long-term lease liability	90	94

Total lease liabilities		$2,372	$2,433

Finance and operating lease assets and lease liabilities are as follows:

Lease Classification	Classification	December 31, 2023	December 31, 2022
Assets
Current
Operating	Current assets	$—	$—
Finance	Current assets	1	1
Long-term
Operating	Long-term assets	2,262	2,454
Finance	Long-term assets	43	96

Total right-of-use assets		$2,306	$2,551

Liabilities
Current
Operating	Short-term lease liability	$222	$205
Finance	Short-term lease liability	6	377
Noncurrent
Operating	Long-term lease liability	2,111	2,300
Finance	Long-term lease liability	94	98

Total lease liabilities		$2,433	$2,980

Schedule of Lease Expense
The components of lease expense were as follows:

	Three Months Ended
	March 31, 2024	March 31, 2023
Operating lease expense	$109	$104
Finance lease expense
Amortization on ROU assets	9	35
Interest on lease liabilities	1	11
Short-term lease expense	15	15

Total lease expense	$134	$165

The components of lease expense were as follows:

	Year Ended
	December 31, 2023	December 31, 2022
Operating lease expense	$440	$412
Finance lease expense
Amortization on ROU assets	55	192
Interest on lease liabilities	14	59
Short-term lease expense	61	86

Total lease expense	$570	$749

Schedule of Other Information Related to Leases
Other information related to leases was as follows:

	Three Months Ended
	March 31, 2024	March 31, 2023
Weighted average remaining lease term (in years)
Operating leases	7.6	8.5
Finance leases	1.7	2.7
Weighted average discount rate:
Operating leases	8.1%	8.1%
Finance lease	4.6%	4.6%

	Three Months Ended
	March 31, 2024	March 31, 2023
Cash paid for amounts included in measurement of lease liabilities
Operating cash flows from operating leases	$104	$103
Operating cash flows from finance leases	$2	$10
ROU assets obtained in exchange for lease obligations
Operating leases	$—	$72
Finance lease	$—	$—

Other information related to leases was as follows:

	Year Ended
	December 31, 2023	December 31, 2022
Weighted average remaining lease term (in years)
Operating leases	7.8	8.8
Finance leases	1.9	0.8
Weighted average discount rate:
Operating leases	8.1%	8.0%
Finance lease	4.6%	12.7%

	Year Ended
	December 31, 2023	December 31, 2022
Cash paid for amounts included in measurement of lease liabilities
Operating cash flows from operating leases	$423	$222
Operating cash flows from finance leases	$16	$45
ROU assets obtained in exchange for lease obligations
Operating leases	$55	$1,375
Finance lease	$—	$47

Schedule of Future Minimum Lease Payments Under Non-Cancellable Leases
Future minimum lease payments under
non-cancellable
leases as of March 31, 2024 were as follows:

Year	Operating Leases	Finance Leases
2024	$297	$6
2025	371	32
2026	367	65
2027	412	—
2028	412	—
Thereafter	1,220	—

Total future minimum lease payments	3,079	103
Less: imputed interest	(803)	(8)

Total	2,276	95
Plus: lease asset, current	—	1
Less: lease liability, current	(219)	(6)

Total long-term lease liability	$2,057	$90

Future minimum lease payments under
non-cancellable
leases as of December 31, 2022 were as follows:

Year	Operating Leases	Finance Leases
2024	$402	$10
2025	371	32
2026	367	65
2027	412	—
2028	412	—
Thereafter	1,220	—

Total future minimum lease payments	3,184	107
Less: imputed interest	(851)	(8)

Total	2,333	99
Plus: lease asset, current	—	1
Less: lease liability, current	(222)	(6)

Total long-term lease liability	$2,111	$94